DEBT - Senior Notes - General Information (Details) - Senior Notes - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
7.97% senior notes maturing June 18, 2021
Debt
Principal repayment amount	$ 22	$ 22
4.34% senior notes maturing May 15, 2019
Debt
Bullet repayment	$ 30